Financial Instruments - Schedule of Net Gains or Losses by Category of Financial Instruments (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Assets at Amortized Cost | Interest Income
Disclosure Of Financial Instruments [Line Items]
Gaines(losses) on financial assets at amortized cost	₩ 819	₩ 554	₩ 522
Financial Assets at Amortized Cost | Foreign Currency Transactions
Disclosure Of Financial Instruments [Line Items]
Gaines(losses) on financial assets at amortized cost	159	231	759
Financial Liabilities at Amortized Cost | Foreign Currency Transactions
Disclosure Of Financial Instruments [Line Items]
Income(losses) on foreign currency transactions	₩ 105	₩ (349)	₩ (1,289)